UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999
                                               --------------------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          207 East Redwood Street, Suite 802
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD                  May 3, 1999
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:                 120

 Form 13F Information Table Value Total:              $ 234.8741

 List of Other Included Managers:                         N/A

     NONE



                           FORM 13F INFORMATION TABLE
                                                                   VALUE     SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
    --------------                 --------------     -----      --------    -------    --- ---- ------- -------- ---- ------  ----

 A T & T Corp                             COM        001957109     $ 0.7840     9,823    SH        SOLE                       9,823
------------------------------------------------------------------------------------------------------------------------------------
 Advanced Lighting Techs                  COM        00753C102     $ 0.1223    15,775    SH        SOLE                      15,775
------------------------------------------------------------------------------------------------------------------------------------
 Advanced Micro Devices                   COM        007903107     $ 1.9394   125,124    SH        SOLE                     125,124
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Inc                                COM        008117103     $ 0.8499    10,240    SH        SOLE                      10,240
------------------------------------------------------------------------------------------------------------------------------------
 Agrium Inc.                              COM        008916108     $ 0.9886   107,601    SH        SOLE                     107,601
------------------------------------------------------------------------------------------------------------------------------------
 Aluminum Co of America                   COM        013817101     $ 0.3900     9,470    SH        SOLE                       9,470
------------------------------------------------------------------------------------------------------------------------------------
 Alliance World Dollar Gvt II             COM        01879R106     $ 0.2151    23,100    SH        SOLE                      23,100
------------------------------------------------------------------------------------------------------------------------------------
 Allmerica Financial Corp                 COM        019754100     $ 5.6326   102,295    SH        SOLE                     102,295
------------------------------------------------------------------------------------------------------------------------------------
 Allstate Corp                            COM        020002101     $ 0.8956    24,165    SH        SOLE                      24,165
------------------------------------------------------------------------------------------------------------------------------------
 Alpine Group, Inc.                       COM        020825105     $ 0.3049    30,109    SH        SOLE                      30,109
------------------------------------------------------------------------------------------------------------------------------------
 American Home Products Corp              COM        026609107     $ 5.0010    76,644    SH        SOLE                      76,644
------------------------------------------------------------------------------------------------------------------------------------
 Ameritech                                COM        030954101     $ 0.2593     4,500    SH        SOLE                       4,500
------------------------------------------------------------------------------------------------------------------------------------
 Anadarko Petroleum Corp                  COM        032511107     $ 1.0447    27,675    SH        SOLE                      27,675
------------------------------------------------------------------------------------------------------------------------------------
 Apache Corp                              COM        037411105     $ 0.6737    25,850    SH        SOLE                      25,850
------------------------------------------------------------------------------------------------------------------------------------
 Asia Tigers Fund Inc                     COM        04516T105     $ 0.4851    69,300    SH        SOLE                      69,300
------------------------------------------------------------------------------------------------------------------------------------
 Assisted Living Concepts, Inc            COM        04543L109     $ 0.0713    20,000    SH        SOLE                      20,000
------------------------------------------------------------------------------------------------------------------------------------
 Astoria Financial Corp                   COM        046265104     $ 1.8603    37,205    SH        SOLE                      37,205
------------------------------------------------------------------------------------------------------------------------------------
 Atlantic Richfield                       COM        048825103     $ 0.2483     3,396    SH        SOLE                       3,396
------------------------------------------------------------------------------------------------------------------------------------
 Bank United Corp. - Cl A                CL A        065412108     $ 2.0178    49,365    SH        SOLE                      49,365
------------------------------------------------------------------------------------------------------------------------------------
 BankAtlantic Bancorp, Inc.              CL A        065908501     $ 0.2196    31,100    SH        SOLE                      31,100
------------------------------------------------------------------------------------------------------------------------------------
 Bellwether Exploration Co              COM NEW      079895207     $ 1.7509   491,469    SH        SOLE                     491,469
------------------------------------------------------------------------------------------------------------------------------------
 Benton Oil & Gas Co                      COM        083288100     $ 0.2614    72,120    SH        SOLE                      72,120
------------------------------------------------------------------------------------------------------------------------------------
 Bethlehem Steel $5.00 cv. pfd         PFD CV $5     087509303     $ 0.7156    13,100    SH        SOLE                      13,100
------------------------------------------------------------------------------------------------------------------------------------
 Blackrock Invt Quality Muni              COM        09247D105     $ 0.2645    17,200    SH        SOLE                      17,200
------------------------------------------------------------------------------------------------------------------------------------
 Boise Cascade Corp                       COM        097383103     $ 7.9380   246,140    SH        SOLE                     246,140
------------------------------------------------------------------------------------------------------------------------------------
 Bowater Inc                              COM        102183100     $ 0.2427     6,125    SH        SOLE                       6,125
------------------------------------------------------------------------------------------------------------------------------------
 Burlington Resources Inc                 COM        122014103     $ 0.8061    20,185    SH        SOLE                      20,185
------------------------------------------------------------------------------------------------------------------------------------
 CBS Inc                                  COM        12490K107    $ 17.0783   418,457    SH        SOLE                     418,457
------------------------------------------------------------------------------------------------------------------------------------
 Capital One Financial Corp               COM        14040H105     $ 8.7267    57,793    SH        SOLE                      57,793
------------------------------------------------------------------------------------------------------------------------------------
 Case Corporation                         COM        14743R103     $ 0.2034     8,017    SH        SOLE                       8,017
------------------------------------------------------------------------------------------------------------------------------------
 Central European Equity Fund Inc         COM        153436100     $ 1.6575   137,411    SH        SOLE                     137,411
------------------------------------------------------------------------------------------------------------------------------------
 Champion Enterprises Inc                 COM        158496109     $ 0.6326    32,650    SH        SOLE                      32,650
------------------------------------------------------------------------------------------------------------------------------------
 Chase Manhattan Bank                     COM        16161A108     $ 2.3367    28,715    SH        SOLE                      28,715
------------------------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc.                          COM        172967101    $ 14.5465   227,735    SH        SOLE                     227,735
------------------------------------------------------------------------------------------------------------------------------------
 Coca-Cola Co                             COM        191216100     $ 0.5767     9,396    SH        SOLE                       9,396
------------------------------------------------------------------------------------------------------------------------------------
 Colonial Invest Grd Muni Tr          SH BEN INT     195768106     $ 0.2675    24,185    SH        SOLE                      24,185
------------------------------------------------------------------------------------------------------------------------------------
 Comstock Resources Inc                 COM NEW      205768203     $ 1.2516   408,680    SH        SOLE                     408,680
------------------------------------------------------------------------------------------------------------------------------------
 Conseco Inc                              COM        208464107     $ 0.4724    15,300    SH        SOLE                      15,300
------------------------------------------------------------------------------------------------------------------------------------
 Corn Products International              COM        219023108     $ 1.1145    46,560    SH        SOLE                      46,560
------------------------------------------------------------------------------------------------------------------------------------
 Crescent Real Estate Equities            COM        225756105     $ 0.2365    11,000    SH        SOLE                      11,000
------------------------------------------------------------------------------------------------------------------------------------
 Crompton & Knowles Corp                  COM        227111101     $ 0.2725    17,300    SH        SOLE                      17,300
------------------------------------------------------------------------------------------------------------------------------------
 Dana Corporation                         COM        235811106     $ 1.7604    46,325    SH        SOLE                      46,325
------------------------------------------------------------------------------------------------------------------------------------
 Dime Bancorp Inc                         COM        25429Q102     $ 1.4678    63,300    SH        SOLE                      63,300
------------------------------------------------------------------------------------------------------------------------------------
 Dresdner RCM Europe Fund                 COM        26156W106     $ 1.4580   121,500    SH        SOLE                     121,500
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Strategic Municipals I           COM        261932107     $ 0.2157    22,700    SH        SOLE                      22,700
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Strategic Muni Bond Fu           COM        26202F107     $ 0.4061    44,200    SH        SOLE                      44,200
------------------------------------------------------------------------------------------------------------------------------------
 Dura Pharmaceuticals                     COM        26632S109     $ 0.2175    15,400    SH        SOLE                      15,400
------------------------------------------------------------------------------------------------------------------------------------
 El Paso Energy                           COM        283905107     $ 0.2055     6,288    SH        SOLE                       6,288
------------------------------------------------------------------------------------------------------------------------------------
 Elan Corp PLC - Spons ADR                ADR        284131208     $ 0.2173     3,115    SH        SOLE                       3,115
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Companies Inc                  COM        29444G107     $ 0.7420    10,600    SH        SOLE                      10,600
------------------------------------------------------------------------------------------------------------------------------------
 Equity Oil Co                            COM        294749106     $ 0.9155   976,500    SH        SOLE                     976,500
------------------------------------------------------------------------------------------------------------------------------------
 Esenjay Exploration Inc                  COM        296426109     $ 0.0562    44,994    SH        SOLE                      44,994
------------------------------------------------------------------------------------------------------------------------------------
 Fairchild Corp.                         CL A        303698104     $ 0.2542    24,950    SH        SOLE                      24,950
------------------------------------------------------------------------------------------------------------------------------------
 Federal-Mogul Corp                       COM        313549107    $ 13.7497   321,630    SH        SOLE                     321,630
------------------------------------------------------------------------------------------------------------------------------------
 Felcor Lodging Trust                     COM        31430F101     $ 0.2713    11,700    SH        SOLE                      11,700
------------------------------------------------------------------------------------------------------------------------------------
 First Australia Prime Income             COM        318653102     $ 0.3387    55,300    SH        SOLE                      55,300
------------------------------------------------------------------------------------------------------------------------------------
 First Union Corp                         COM        337358105     $ 2.8156    52,689    SH        SOLE                      52,689
------------------------------------------------------------------------------------------------------------------------------------
 Foster Wheeler Corp                      COM        350244109     $ 0.5481    45,200    SH        SOLE                      45,200
------------------------------------------------------------------------------------------------------------------------------------
 Foundation Health Services, Inc          COM        350404109     $ 0.7514    61,650    SH        SOLE                      61,650
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Resources Inc                   COM        354613101     $ 4.9089   174,540    SH        SOLE                     174,540
------------------------------------------------------------------------------------------------------------------------------------
 Freeport McMoran Copper & Gold          CL B        35671D857     $ 0.1106    10,167    SH        SOLE                      10,167
------------------------------------------------------------------------------------------------------------------------------------
 GTE Corp                                 COM        362320103     $ 0.4755     7,860    SH        SOLE                       7,860
------------------------------------------------------------------------------------------------------------------------------------
 Gaylord Container Corporation           CL A        368145108     $ 0.3113    41,500    SH        SOLE                      41,500
------------------------------------------------------------------------------------------------------------------------------------
 General Electric Co                      COM        369604103     $ 0.5896     5,330    SH        SOLE                       5,330
------------------------------------------------------------------------------------------------------------------------------------
 General Motors                           COM        370442105     $ 0.2466     2,835    SH        SOLE                       2,835
------------------------------------------------------------------------------------------------------------------------------------
 Gothic Energy Corp                       COM        383482106     $ 0.4688   833,400    SH        SOLE                     833,400
------------------------------------------------------------------------------------------------------------------------------------
 Great Lakes Chemical Corp                COM        390568103     $ 0.2426     6,600    SH        SOLE                       6,600
------------------------------------------------------------------------------------------------------------------------------------
 M.A. Hanna Company                       COM        410522106     $ 0.3203    25,000    SH        SOLE                      25,000
------------------------------------------------------------------------------------------------------------------------------------
 Hartford Financial Services Gr           COM        416515104     $ 8.0406   141,528    SH        SOLE                     141,528
------------------------------------------------------------------------------------------------------------------------------------
 Hibernia Corp Class A                   CL A        428656102     $ 2.0515   155,565    SH        SOLE                     155,565
------------------------------------------------------------------------------------------------------------------------------------
 Highlands Insurance Group                COM        431032101     $ 1.4041   132,930    SH        SOLE                     132,930
------------------------------------------------------------------------------------------------------------------------------------
 Highwoods Properties, Inc.               COM        431284108     $ 0.2686    11,400    SH        SOLE                      11,400
------------------------------------------------------------------------------------------------------------------------------------
 Hussmann International Inc.              COM        448110106     $ 0.1814    12,350    SH        SOLE                      12,350
------------------------------------------------------------------------------------------------------------------------------------
 Illinova Corp.                           COM        452317100     $ 0.6716    31,700    SH        SOLE                      31,700
------------------------------------------------------------------------------------------------------------------------------------
 The India Fund Inc                       COM        454089103     $ 0.0984    10,500    SH        SOLE                      10,500
------------------------------------------------------------------------------------------------------------------------------------
 Infinity Corp                          COM NEW      45663L403     $ 0.0778    38,875    SH        SOLE                      11,950
------------------------------------------------------------------------------------------------------------------------------------
 Insured Municipal Income Fund            COM        45809F104     $ 0.3862    27,100    SH        SOLE                      27,100
------------------------------------------------------------------------------------------------------------------------------------
 Integrated Health Services               COM        45812C106     $ 0.3011    54,750    SH        SOLE                      54,750
------------------------------------------------------------------------------------------------------------------------------------
 MSDW Insured Municipal Trust         SH BEN INT     45844D106     $ 0.1800    11,567    SH        SOLE                      11,567
------------------------------------------------------------------------------------------------------------------------------------
 International Game Technology            COM        459902102     $ 0.2779    19,000    SH        SOLE                      19,000
------------------------------------------------------------------------------------------------------------------------------------
 Jardine Fleming India Fund               COM        471112102     $ 0.2793    39,900    SH        SOLE                      39,900
------------------------------------------------------------------------------------------------------------------------------------
 Kansas City Southern Inds                COM        485170104    $ 26.2362   460,285    SH        SOLE                     460,285
------------------------------------------------------------------------------------------------------------------------------------
 Kennametal, Inc.                         COM        489170100     $ 0.6812    38,650    SH        SOLE                      38,650
------------------------------------------------------------------------------------------------------------------------------------
 Kinder Morgan Energy Partners      UT LTD PARTNER   494550106     $ 1.0875    31,407    SH        SOLE                      31,407
------------------------------------------------------------------------------------------------------------------------------------
 Koninklije Philips Electronics      SPONSORED ADR   500472105     $ 7.9828    96,835    SH        SOLE                      96,835
------------------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Company                COM        552078107     $ 1.0112    73,875    SH        SOLE                      73,875
------------------------------------------------------------------------------------------------------------------------------------
 MCI Worldcom Inc.                        COM        55268B106    $ 10.7138   120,974    SH        SOLE                     120,974
------------------------------------------------------------------------------------------------------------------------------------
 Magnum Hunter Resources Inc        COM PAR $0.002   55972F203     $ 0.3565   124,000    SH        SOLE                     124,000
------------------------------------------------------------------------------------------------------------------------------------
 Mallon Resources Corp                  COM NEW      561240201     $ 0.1320    17,600    SH        SOLE                      17,600
------------------------------------------------------------------------------------------------------------------------------------
 McKesson HBOC, Inc                       COM        58155Q103     $ 1.7909    27,135    SH        SOLE                      27,135
------------------------------------------------------------------------------------------------------------------------------------
 MediaOne Group Inc.                      COM        58440J104     $ 0.4713     7,430    SH        SOLE                       7,430
------------------------------------------------------------------------------------------------------------------------------------
 Mellon Bank Corp                         COM        585509102    $ 10.2617   145,815    SH        SOLE                     145,815
------------------------------------------------------------------------------------------------------------------------------------
 Merck & Co                               COM        589331107     $ 0.5229     6,526    SH        SOLE                       6,526
------------------------------------------------------------------------------------------------------------------------------------
 Meridian Resource Corp                   COM        58977Q109     $ 2.7775   822,964    SH        SOLE                     822,964
------------------------------------------------------------------------------------------------------------------------------------
 Metris Companies, Inc.                   COM        591598107     $ 0.4441    11,000    SH        SOLE                      11,000
------------------------------------------------------------------------------------------------------------------------------------
 Millenium Chemicals Inc                  COM        599903101     $ 0.2619    13,175    SH        SOLE                      13,175
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Emerg Mkt Debt            COM        61744H105     $ 0.1632    21,756    SH        SOLE                      21,756
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Asia-Pacific FD           COM        61744U106     $ 0.4166    52,070    SH        SOLE                      52,070
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley India Invt FD             COM        61745C105     $ 0.2966    32,500    SH        SOLE                      32,500
------------------------------------------------------------------------------------------------------------------------------------
 MSDW Municipal Income Trust II       SH BEN INT     626217103     $ 0.2223    24,700    SH        SOLE                      24,700
------------------------------------------------------------------------------------------------------------------------------------
 MSDW Municipal Income Opp Tr I       SH BEN INT     62621T105     $ 0.2701    29,000    SH        SOLE                      29,000
------------------------------------------------------------------------------------------------------------------------------------
 NL Industries Inc                      COM NEW      629156407     $ 0.5220    58,000    SH        SOLE                      58,000
------------------------------------------------------------------------------------------------------------------------------------
 Newell Co                                COM        651192106     $ 2.5917    54,562    SH        SOLE                      54,562
------------------------------------------------------------------------------------------------------------------------------------
 News Corp LTD ADR                      ADR NEW      652487709     $ 0.3186    10,800    SH        SOLE                      10,800
------------------------------------------------------------------------------------------------------------------------------------
 NEXTEL Communications                   CL A        65332V103     $ 0.3919    10,700    SH        SOLE                      10,700
------------------------------------------------------------------------------------------------------------------------------------
 Oak Industries Inc                     COM NEW      671400505     $ 0.5080    16,000    SH        SOLE                      16,000
------------------------------------------------------------------------------------------------------------------------------------
 Owens-Corning                            COM        69073F103     $ 7.9522   249,972    SH        SOLE                     249,972
------------------------------------------------------------------------------------------------------------------------------------
 PNC Bank Corp                            COM        693475105     $ 0.6322    11,379    SH        SOLE                      11,379
------------------------------------------------------------------------------------------------------------------------------------
 Panaco Inc                               COM        698106101     $ 1.5483 1,651,500    SH        SOLE                   1,651,500
------------------------------------------------------------------------------------------------------------------------------------
 PepsiCo, Inc                             COM        713448108     $ 6.5567   167,317    SH        SOLE                     167,317
------------------------------------------------------------------------------------------------------------------------------------
 Portugal Fund                            COM        737265108     $ 0.1758    12,900    SH        SOLE                      12,900
------------------------------------------------------------------------------------------------------------------------------------
 Potash Corp of Saskatchewan              COM        73755L107     $ 0.2503     4,679    SH        SOLE                       4,679
------------------------------------------------------------------------------------------------------------------------------------
 Potomac Electric Power Co.               COM        737679100     $ 0.2488    10,728    SH        SOLE                      10,728
------------------------------------------------------------------------------------------------------------------------------------
 Praxair Inc                              COM        74005P104     $ 0.2495     6,919    SH        SOLE                       6,919
------------------------------------------------------------------------------------------------------------------------------------
 Prison Realty Corp.                      COM        74264N105     $ 0.3147    18,050    SH        SOLE                      18,050
------------------------------------------------------------------------------------------------------------------------------------
 Provident Bankshares Corp.               COM        743859100     $ 2.6074    99,806    SH        SOLE                      99,806
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 Putnam Inv Grade Muni Tr III         SH BEN INT     746807106     $ 0.3065    22,600    SH        SOLE                      22,600
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 Qwest Communications Intl Inc.           COM        749121109     $ 9.3069   129,095    SH        SOLE                     129,095
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 Reliance Group Holdings                  COM        759464100     $ 0.3875    50,400    SH        SOLE                      50,400
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 Westwood One Inc                         COM        961815107     $ 0.2651     9,300    SH        SOLE                       9,300
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                                                                  $234.8741 11,587,116